INCOME TAX EXPENSES - Reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision (Parenthetical) (Details) - High and New Technology Enterprises
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSES
Beneficial tax rate	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%